Putnam VT Small Cap Growth Fund
The fund's portfolio
9/30/24 (Unaudited)

COMMON STOCKS (100.1%)(a)
	Shares	Value
Aerospace and defense (1.3%)
Kratos Defense & Security Solutions, Inc.(NON)	9,560	$222,748
Leonardo DRS, Inc.(NON)	9,154	258,326

		481,074
Automobile components (1.0%)
Modine Manufacturing Co.(NON)	2,730	362,517

		362,517
Banks (1.5%)
Bancorp, Inc. (The)(NON)	9,820	525,370

		525,370
Biotechnology (7.9%)
Ascendis Pharma A/S ADR (Denmark)(NON)	1,375	205,301
Crinetics Pharmaceuticals, Inc.(NON)	4,605	235,316
Cytokinetics, Inc.(NON)	2,950	155,760
Halozyme Therapeutics, Inc.(NON)	10,015	573,259
Insmed, Inc.(NON)	4,675	341,275
Krystal Biotech, Inc.(NON)	860	156,546
Rhythm Pharmaceuticals, Inc.(NON)	3,435	179,960
Vaxcyte, Inc.(NON)	4,270	487,933
Viking Therapeutics, Inc.(NON)(S)	3,910	247,542
Xenon Pharmaceuticals, Inc. (Canada)(NON)	4,405	173,425

		2,756,317
Building products (0.7%)
CSW Industrials, Inc.	648	237,421

		237,421
Capital markets (2.8%)
Hamilton Lane, Inc. Class A	2,330	392,349
StepStone Group, Inc. Class A	10,075	572,562

		964,911
Commercial services and supplies (4.5%)
Brink's Co. (The)	3,105	359,062
Casella Waste Systems, Inc. Class A(NON)	3,190	317,373
Clean Harbors, Inc.(NON)	2,255	545,056
VSE Corp.	3,960	327,611

		1,549,102
Construction and engineering (5.0%)
Comfort Systems USA, Inc.	1,900	741,665
Dycom Industries, Inc.(NON)	1,905	375,476
IES Holdings, Inc.(NON)	1,855	370,295
MDU Resources Group, Inc.	8,765	240,249

		1,727,685
Construction materials (3.0%)
Eagle Materials, Inc.	1,980	569,547
Knife River Corp.(NON)	5,085	454,548

		1,024,095
Consumer staples distribution and retail (1.2%)
Sprouts Farmers Market, Inc.(NON)	3,690	407,413

		407,413
Diversified consumer services (1.1%)
Duolingo, Inc.(NON)	1,295	365,216

		365,216
Electronic equipment, instruments, and components (3.3%)
Fabrinet (Thailand)(NON)	1,500	354,660
Itron, Inc.(NON)	2,950	315,090
Novanta, Inc.(NON)	2,615	467,876

		1,137,626
Energy equipment and services (2.3%)
CES Energy Solutions Corp. (Canada)	42,110	232,898
ChampionX Corp.	1,705	51,406
Oceaneering International, Inc.(NON)	6,115	152,080
Weatherford International PLC	4,065	345,200

		781,584
Ground transportation (1.9%)
Saia, Inc.(NON)	795	347,622
TFI International, Inc. (Canada)	2,240	306,821

		654,443
Health care equipment and supplies (6.0%)
Lantheus Holdings, Inc.(NON)	5,520	605,820
Merit Medical Systems, Inc.(NON)	6,780	670,067
PROCEPT BioRobotics Corp.(NON)(S)	3,450	276,414
TransMedics Group, Inc.(NON)	1,190	186,830
UFP Technologies, Inc.(NON)	1,065	337,286

		2,076,417
Health care providers and services (4.7%)
Encompass Health Corp.	7,265	702,090
Ensign Group, Inc. (The)	3,585	515,595
NeoGenomics, Inc.(NON)	7,360	108,560
RadNet, Inc.(NON)	4,345	301,500

		1,627,745
Health care technology (0.9%)
Evolent Health, Inc. Class A(NON)	10,770	304,576

		304,576
Hotels, restaurants, and leisure (2.2%)
Churchill Downs, Inc.	1,925	260,279
Texas Roadhouse, Inc.	2,770	489,182

		749,461
Household durables (3.8%)
Century Communities, Inc.	3,425	352,707
Installed Building Products, Inc.	2,280	561,496
M/I Homes, Inc.(NON)	2,250	385,560

		1,299,763
Insurance (3.0%)
Kinsale Capital Group, Inc.	1,075	500,488
Skyward Specialty Insurance Group, Inc.(NON)	12,710	517,678

		1,018,166
Life sciences tools and services (1.4%)
Medpace Holdings, Inc.(NON)	1,455	485,679

		485,679
Machinery (2.3%)
Federal Signal Corp.	5,585	521,974
RBC Bearings, Inc.(NON)	861	257,766

		779,740
Metals and mining (3.1%)
ATI, Inc.(NON)	5,670	379,380
Carpenter Technology Corp.	4,358	695,450

		1,074,830
Oil, gas, and consumable fuels (0.5%)
Northern Oil and Gas, Inc.	4,690	166,073

		166,073
Personal care products (1.6%)
BellRing Brands, Inc.(NON)	9,020	547,694

		547,694
Pharmaceuticals (1.8%)
Axsome Therapeutics, Inc.(NON)(S)	1,915	172,101
Intra-Cellular Therapies, Inc.(NON)	3,230	236,339
Verona Pharma PLC ADR (United Kingdom)(NON)	6,825	196,355

		604,795
Professional services (6.9%)
Huron Consulting Group, Inc.(NON)	4,760	517,412
ICF International, Inc.	3,668	611,786
Parsons Corp.(NON)	7,135	739,757
Verra Mobility Corp.(NON)	18,868	524,719

		2,393,674
Real estate management and development (2.1%)
Colliers International Group, Inc. (Canada)	3,125	474,255
FirstService Corp. (Canada)	1,380	252,144

		726,399
Semiconductors and semiconductor equipment (4.5%)
Camtek, Ltd. (Israel)	4,160	332,176
FormFactor, Inc.(NON)	4,910	225,860
Nova, Ltd. (Israel)(NON)	2,430	506,266
Onto Innovation, Inc.(NON)	1,540	319,642
Rambus, Inc.(NON)	4,255	179,646

		1,563,590
Software (11.1%)
ACI Worldwide, Inc.(NON)	10,340	526,306
Agilysys, Inc.(NON)	955	104,066
Altair Engineering, Inc. Class A(NON)	3,450	329,510
Descartes Systems Group, Inc. (The) (Canada)(NON)	6,075	625,482
Intapp, Inc.(NON)	5,649	270,192
Manhattan Associates, Inc.(NON)	1,880	528,994
SPS Commerce, Inc.(NON)	2,570	499,017
Tenable Holdings, Inc.(NON)	5,875	238,055
Vertex, Inc. Class A(NON)	17,955	691,447

		3,813,069
Specialty retail (3.2%)
Boot Barn Holdings, Inc.(NON)	2,938	491,469
Murphy USA, Inc.	1,225	603,766

		1,095,235
Trading companies and distributors (3.5%)
Applied Industrial Technologies, Inc.	2,479	553,139
FTAI Aviation, Ltd.	4,935	655,855

		1,208,994

Total common stocks (cost $21,472,629)		$34,510,674

SHORT-TERM INVESTMENTS (1.8%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 5.13%(AFF)	623,180	$623,180

Total short-term investments (cost $623,180)		$623,180
TOTAL INVESTMENTS

Total investments (cost $22,095,809)		$35,133,854

	Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2024 through September 30, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's investment manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $34,475,930.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/24
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$468,625	$14,973,380	$14,818,825	$64,416	$623,180
	Putnam Short Term Investment Fund Class P‡	265,263	7,411,893	7,677,156	8,924	—

	Total Short-term investments	$733,888	$22,385,273	$22,495,981	$73,340	$623,180
	* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company that is managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
	# At the close of the reporting period, the fund received cash collateral of $623,180 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $619,203. Certain of these securities were sold prior to the close of the reporting period.
	‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the“mid price”, and is generally categorized as a Level 2 security.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. When reliable prices are not readily available for equity securities, such as when the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This may include using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$3,872,192	$—	$—
Consumer staples	955,107	—	—
Energy	947,657	—	—
Financials	2,508,447	—	—
Health care	7,855,529	—	—
Industrials	9,032,133	—	—
Information technology	6,514,285	—	—
Materials	2,098,925	—	—
Real Estate	726,399	—	—

Total common stocks	34,510,674	—	—
Short-term investments	—	623,180	—

Totals by level	$34,510,674	$623,180	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com